Derivative financial liability (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative financial liability
Fair value	¥ 2,682	¥ 2,438
Currency swaps
Derivative financial liability
Nominal amount	2,044,027	480,424
Fair value	¥ 2,682	¥ 2,438